Net cash and cash equivalents (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Current bank accounts	SFr 500.9			SFr 210.3
Digital wallets	10.9			11.4
Fixed deposit	412.5			272.9
Cash and cash equivalents	924.3	$ 629.3	€ 24.1	494.6	$ 248.7	€ 69.8
Current bank overdrafts	0.0			0.0
Net cash and cash equivalents	924.3			494.6			SFr 371.0	SFr 653.1
Restricted cash and cash equivalents	SFr 0.6			SFr 0.2